Income Taxes - Reconciliation of Expected to Actual Income Tax Expense (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Reconciliation of expected to actual income tax expense
Federal income tax at 21%					$ (2,828,000)	$ (1,300,000)
Federal income tax rate (as a percent)					21.00%	21.00%
Changes in tax rates					$ (50,000)	$ 50,000
Permanent differences					413,000	52,000
Foreign effective tax rate differential					66,000	(80,000)
Foreign withholding taxes, including penalties and interest					29,000	34,000
Tax effect of book loss on disposition of subsidiaries					0	79,000
Valuation allowance on deferred tax assets					2,682,000	1,205,000
Excess tax deficiency for share-based payments under ASU 2016-09					66,000	284,000
Other					158,000	29,000
Income tax expense	$ 197,000	$ (530,000)	$ 52,000	$ (188,000)	$ 536,000	$ 353,000